Consolidated Statements of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Operating revenue	$ 9,926,519	$ 17,563,985	$ 23,777,952
Cost of revenue	(4,560,353)	(11,933,181)	(20,855,842)
Gross profit from operations	5,366,166	5,630,804	2,922,110
Operating expenses
Selling expenses	(1,303,173)	(1,240,422)	(1,167,991)
Administrative expenses	(4,558,449)	(2,608,919)	(1,822,574)
Research and development expenses	(879,393)	(677,390)	(737,363)
(Provision) reversal for allowance for expected credit loss	(19,247,269)	8,365	(81,842)
Operating expenses	(25,988,284)	(4,518,366)	(3,809,770)
Net operating (loss) income	(20,622,118)	1,112,438	(887,660)
Non-operating income and expenses
Other (loss) gains, net	(46,114)	207,568	909,346
Finance costs	(373,489)	(402,931)	(808,681)
Interest income	145,953	264,610	336,375
Disposal of investment gain			1,122,946
Foreign exchange gains (losses)	727,618	(71,960)	363,269
Non-operating income (expenses), net	453,968	(2,713)	1,923,255
(Loss) profit Before income tax	(20,168,150)	1,109,725	1,035,595
Income tax (expense) credit	(5,466)	(5,512)	383,048
(Loss) profit for the year	(20,173,616)	1,104,213	1,418,643
Components of other comprehensive (loss) income
Unrealized gains or losses from financial assets measured at fair value through other comprehensive (loss) income	(1,789,804)	(1,458)	833,587
Exchange differences on translation of foreign operations	(3,852)	(87,452)	(74,641)
Total comprehensive (loss) income	$ (21,967,272)	$ 1,015,303	$ 2,177,589
(Loss) earnings per share, Basic	$ (1.23)	$ 0.07	$ 0.09
(Loss) earnings per share, Diluted	$ (1.23)	$ 0.07	$ 0.09